NOTE 7 - RELATED PARTY TRANSACTIONS (Details Narrative) (Quarterly) (Quarterly Report [Member], USD $)	3 Months Ended		6 Months Ended		28 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
Rent Expense	$ 1,146	$ 1,146	$ 2,292	$ 2,292	$ 8,786
Minimum [Member]
Monthly Rental Cost			322
Maximum [Member]
Monthly Rental Cost			$ 400